Other Receivables Short Term	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Other Receivables- Short Term
Note 8:	Other Receivables- Short Term

	December 31,
	2023	2022

Government authorities	322	193
Income receivables	397	170
Prepaid expenses and other	722	287

	1,441	650